Nonconsolidated Partially-Owned Affiliates Summarized Income Statement Data (Detail) - Equity Method Investments - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Equity Method Investments, Summarized Income Statement Information [Line Items]
Net sales	$ 12,922	$ 10,820	$ 9,973
Gross profit	1,911	1,638	1,483
Net income	890	790	644
Income attributable to noncontrolling interests	10	3	5
Net income attributable to the entity	$ 880	$ 787	$ 639